SUPPLEMENT TO THE PROSPECTUSES

                 CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
                     CREDIT SUISSE INTERNATIONAL FOCUS FUND

The following information supersedes certain information in the funds' Prospectuses.

          CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND ONLY

                  Effective July 23, 2003, the Credit Suisse Global Post-Venture Capital Team became responsible for the day-to-day portfolio management of the fund. The team currently consists of Elizabeth B. Dater, Robert S. Janis (see biography below), Greg Norton-Kidd and Calvin E. Chung. The fund's sub-investment advisers have not changed. Effective on or about September 30, 2003, Ms. Dater will no longer be a member of the team. Effective July 23, 2003, Vincent J. McBride was no longer a Co-Portfolio Manager of the fund.

          Team Member Biography

                  ROBERT S. JANIS, Managing Director, is a portfolio manager and analyst specializing in post-venture capital, distribution management and small-capitalization U.S. equity portfolios. He joined Warburg Pincus Asset Management, Inc. (Warburg Pincus) in 1994 and came to CSAM in 1999 when Credit Suisse acquired Warburg Pincus. Previously, he was a Vice President and senior equity analyst at U.S. Trust Company of New York. Mr. Janis holds a B.A. in Economics from the University of Pennsylvania and an M.B.A. in Finance from the University of Pennsylvania's Wharton School.

          CREDIT SUISSE INTERNATIONAL FOCUS FUND ONLY

                  Effective July 23, 2003, the Credit Suisse International Equity Team became responsible for the day-to-day portfolio management of the fund. The team currently consists of Nancy Nierman, Greg Norton-Kidd, Anne S. Budlong and Harry M. Jaffe. The fund's sub-investment advisers have not changed. Effective July 23, 2003, Vincent J. McBride and Todd D. Jacobson were no longer Co-Portfolio Managers of the fund. Effective immediately, Todor Petrov will no longer be a member of the team.

Dated: August 8, 2003                                                 16-0803
                                                                      for
                                                                      WPISF
                                                                      ADGPV
                                                                      ADINF
                                                                      CSGPV
                                                                      CSIFL

                                                                      2003-053